Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,325,000
Proposed Maximum Offering Price per Unit	26.91
Maximum Aggregate Offering Price	$ 35,655,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,924.06
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of Cracker Barrel Old Country Store, Inc. (the "Registrant") that become issuable under the Cracker Barrel Old Country Store, Inc. 2020 Omnibus Incentive Plan, as amended (the "2020 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of common stock of the Registrant. (2) Represents 1,325,000 shares of the Registrant's Common Stock that may be issued pursuant to the 2020 Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $26.91 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Stock Market on November 21, 2025.